CONTRACTUAL OBLIGATIONS (Details 2) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	$ 50.2	[1]
2018
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	45.5
2019
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	4.7
2020
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0
2021
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0
2022
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0
Thereafter
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0
Vessel | 2018
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	45.5	[1]
Vessel | 2019
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	4.7	[1]
Vessel | 2020
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0	[1]
Vessel | 2021
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0	[1]
Vessel | 2022
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	0.0	[1]
Vessel | Thereafter
Disclosure of finance lease and operating lease by lessor [line items]
Charter hire income for vessels	$ 0.0	[1]

[1]	Charter hire income for vessels on time charter and bareboat charter is recognized under "Revenue". The average period until redelivery of the vessels is 1.1 year (2016: 2.1 years).